SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

               Pre-Effective Amendment No.                            [ ]

               Post-Effective Amendment No.                           [ ]

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

               Amendment No.                                          [ ]

                        (Check appropriate box or boxes)

                       ROCHDALE INVESTMENT INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

                               570 Lexington Ave.
                             New York, NY 10022-6837
          (Address of Principal Executive Offices, including Zip Code)

                                 (212) 702-3500
               Registrant's Telephone Number, including Area Code:

                            Lane Steven Bucklan, Esq.
                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                               New York, NY 10022
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

          [ ]  Immediately upon filing pursuant to paragraph (b)
          [ ]  On ______________ pursuant to paragraph (b)
          [ ]  60 days after filing pursuant to paragraph (a)(1)
          [ ]  On ______________ pursuant to paragraph (a)(1)
          [ ]  75 days after filing pursuant to paragraph (a)(2)
          [ ]  On ______________ pursuant to paragraph (a)(2)of Rule 485

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall be come effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       ROCHDALE INVESTMENT INSURANCE TRUST
                                   PROSPECTUS
                               _____________, 2000


                               NASDAQ LEADERS FUND
                            - a domestic equity fund

                             MID/SMALL ENHANCED FUND
                   - a mid- and small-cap domestic equity fund

                            COUNTRY OPPORTUNITY FUND
                             - a foreign equity fund

                               GLOBAL TITANS FUND
                             - a global equity fund


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION DOES NOT APPROVE OR DISAPPROVE OF THESE SHARES OR DETERMINE WHETHER THE INFORMATION IN THIS COMBINED PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIMINAL OFFENSE FOR ANYONE TO INFORM YOU OTHERWISE.

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                                TABLE OF CONTENTS


Information About the Funds .............................................
An Overview of each Fund ................................................
Past Performance ........................................................
Fees and Expenses for the Funds .........................................
Example .................................................................
Investment Goal and Principal Investment Strategies for the Funds .......
Principal Risks of Investing in the Funds ...............................
Investment Advisor ......................................................
Shareholder Information .................................................
Pricing of Fund Shares ..................................................
Dividends and Distributions .............................................
Tax Consequences ........................................................
Distribution Arrangements ...............................................
Financial Highlights ....................................................

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                           INFORMATION ABOUT THE FUNDS


Rochdale Investment Insurance Trust is an open-end management investment company that currently consists of four separate mutual funds. Rochdale Investment Management, Inc. is the Advisor to each fund.

The Shares of each fund can only be purchased by insurance company separate accounts ( the "Companies"). Shares are available to the public through the purchase of certain variable annuity, variable life insurance or other insurance contracts ("Contracts(s)") issued by the Companies.

This prospectus contains important information about each fund's investment objective, its investment policies, strategies and risk. Please read this prospectus carefully.

   Please see the Contract Prospectus that accompanies this Prospectus for a detailed explanation of your Contract.

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                            AN OVERVIEW OF EACH FUND

                               NASDAQ LEADERS FUND

INVESTMENT GOAL

     The fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests  primarily in the common  stocks of select  companies  the
     Advisor considers the most attractive within the Nasdaq universe. The portfolio will own up to 150 companies that are selected using our proprietary methodology and most companies will have a market capitalization greater than $1 billion. The fund will have representation in many of the industry groups associated with that of the Nasdaq capitalization weighted index. The Fund is expected to experience substantially higher volatility given the nature of the companies within this universe as well as the heavy concentration of companies in the technology industry. At the present time there is heavy concentration of the Nasdaq in technology companies. The Fund would expect to have a similar heavy representation to the technology industry. The Fund seeks to outperform the index over the long term through our company selection process.

PRINCIPAL RISKS

     As with all mutual funds, there is the risk that you could lose money on your investment. The principal risks that could adversely affect the value of your investment include:

     o    The companies the Advisor selects decline in value.
     o    The stock market goes down.
     o Interest rates rise, which can result in a decline in the equity market.
     o    The market undervalues the stocks held by the Fund.
     o    The stocks held by the Fund fail to grow their earnings.
     o    Growth style investing moves out of favor.
     o    Technology stocks move out of favor.

WHO MAY WANT TO INVEST IN THIS FUND

     The Fund may be appropriate for investors who:

     o    Are pursuing a long-term investment goal.
     o Seek broad access to growth industries, particularly in the technology sector.
     o Are willing to accept wider short-term fluctuations in the value of their investment with the offsetting goal of earning higher long-term returns.

     The Fund may not be appropriate for investors who:

     o    Are pursuing a short-term goal.
     o    Need regular income.
     o    Wish to have their equity allocation invested less aggressively.
     o    Categorize themselves as conservative investors.

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                             MID/SMALL ENHANCED FUND

INVESTMENT GOAL

     The fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in equity securities of small and medium-size U.S. companies the Advisor considers most attractive within their respective industries. The Advisor will invest in up to 150 companies are that are selected, generally, with a market capitalization less than $10 billion, across both growth and value industry groups, based on company fundamental characteristics relative to industry peers. The Fund provides broad-based industry, sector, and market cycle exposure. Due to the selectivity of only those companies considered most attractive, the Advisor expects the portfolio to, over the long-term, generate incremental returns greater than that of the broad small- and mid-cap market.

PRINCIPAL RISKS

     As with all mutual funds, there is the risk that you could lose money on your investment. The principal risks that could adversely affect the value of your investment include:

     o    The stocks selected by the Advisor decline in value.
     o    The stock market goes down.
     o Interest rates rise, which can result in a decline in the equity market.
     o    The market undervalues the stocks held by the Fund.
     o    The stocks held by the Fund fail to grow their earnings.
     o The stocks held by the Fund exhibit characteristics typical of small and medium-size companies. These companies are typically more volatile and less liquid than larger companies.

WHO MAY WANT TO INVEST IN THIS FUND

     The Fund may be appropriate for investors who:

     o    Are pursuing a long-term investment goal.
     o Want to diversify their investment portfolio and enhance return potential by investing in small and medium-size companies.
     o Seek broad industry representation within the small- and mid-cap market.
     o    Seek long-term economic exposure to both growth and value.
     o Are willing to accept fluctuations in the value of their investment with the offsetting goal of earning higher long-term returns.

     The Fund may not be appropriate for investors who:

     o    Are pursuing a short-term investment goal.
     o    Need regular income.
     o    Wish to have their equity allocation invested in large companies only.
     o Categorize themselves as conservative investors and are not willing to experience more volatility than that of a large company mutual fund.

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                            COUNTRY OPPORTUNITY FUND

INVESTMENT GOAL

     The fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in equity securities of foreign companies in both developed and emerging foreign markets. In constructing the portfolio, the Advisor will first identify the most attractive countries in which the stock of foreign countries will be selected. The countries selected will be those identified through the Advisor's proprietary country selection process and will focus on the top half of countries that appear attractively valued relative to entire universe of countries. The Advisor then selects primarily the leading large capitalization companies across that country's stock market. The Fund may also invest in options, futures, and other types of derivatives, as well as country funds, as a way to efficiently capture the stock market returns for the country. The Fund invests a minimum of 40% of its assets in securities of foreign developed markets and will have up to approximately 60% of the value of the portfolio in emerging markets.

PRINCIPAL RISKS

     As with all mutual funds, there is the risk that you could lose money on your investment. The principal risks that could adversely affect the value of your investment include:

     o    The Advisor selects stocks that decline in value.
     o    The stock market goes down.
     o Interest rates rise, which can result in a decline in the equity market.
     o    The market undervalues the stocks held by the Fund.
     o Adverse developments occur in foreign markets. These investments involve greater risk, including currency fluctuation risk, which may affect the value of securities held by the Fund.
     o Adverse developments in the political and/or economic stability of a foreign country. An emerging country may be especially vulnerable to changes in political leadership and may experience serious economic downturns from which it is unable to recover.
     o Derivatives held by the Fund vary from the Advisor's expectation of movements in securities, foreign exchange, and interest rate markets.

WHO MAY WANT TO INVEST IN THIS FUND

     The Fund may be appropriate for investors who:

     o    Are pursuing a long-term investment goal.
     o Want to diversify their investment portfolio and enhance return potential by investing in foreign markets.
     o Are seeking access to foreign economic growth and economic cycle diversification.
     o Are willing to accept fluctuations in the value of their investment with the offsetting goal of earning higher long-term returns.
     o Are aggressive long-term investors willing to experience substantially higher volatility relative to that of a general-purpose mutual fund.

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     The Fund may not be appropriate for investors who:

     o    Are pursuing a short-term investment goal.
     o    Need regular income.
     o    Wish to have their equity allocation invested in domestic stocks only.
     o    Do not want to invest in emerging markets.

                               GLOBAL TITANS FUND

INVESTMENT GOAL

     The fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily in equity securities of large companies from all the major world markets, including the U.S. The fund seeks to capture the benefits of exposure to leading companies in industries contributing to and benefiting from global economic growth. In selecting companies for investment, the Advisor focuses first on industry selection - identifying faster-growing industries with dynamics in place for sustained growth. Within the selected industries, the Advisor then selects companies that exhibit industry leadership or dominance and strong competitive characteristics relative to their peers. The Fund will invest in a variety of industries, market economies, and geographic regions. Due to the selectivity of only leading companies within leading industries, the Advisor expects the Fund, over the long-term, to generate returns greater than that of the world markets.

PRINCIPAL RISKS

     As with all mutual funds, there is the risk that you could lose money on your investment. The principal risks that could adversely affect the value of your investment include:

     o    The stocks selected by the Advisor decline in value.
     o    The stock market goes down.
     o Interest rates rise, which can result in a decline in the equity market.
     o    The market undervalues the stocks held by the Fund.
     o Adverse developments occur in foreign markets. These investments involve greater risk, including currency fluctuation risk, which may affect the value of securities held by the Fund.
     o Adverse developments in the political and/or economic stability of a foreign country. An emerging country may be especially vulnerable to changes in political leadership and may experience serious economic downturns from which it is unable to recover.

WHO MAY WANT TO INVEST IN THIS FUND

     The Fund may be appropriate for investors who:

     o    Are pursuing a long-term investment goal.
     o Want to diversify their investment portfolio and enhance return potential by investing in foreign markets.

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     o    Seek access to leading  industries  driving and benefiting from global economic growth.
     o    Seek   access   to  world   economic   growth   and   economic   cycle
          diversification.
     o Are willing to accept fluctuations in the value of their investment with the offsetting goal of earning higher long-term returns.
     o Are willing to accept volatility levels associated with the major world equity markets, which at times will be expected to be quite high relative to that of other non-equity or general purpose equity mutual funds.

     The Fund may not be appropriate for investors who:

     o    Are pursuing a short-term investment goal.
     o    Need regular income.
     o    Wish to have their equity allocation invested in domestic stocks only.
     o    Do not want to invest in emerging markets.

                                   PERFORMANCE

                         FEES AND EXPENSES FOR THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

                          [TO BE SUPPLIED BY AMENDMENT]

EXAMPLE

This Example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

                          [TO BE SUPPLIED BY AMENDMENT]

              INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES

                               NASDAQ LEADERS FUND

INVESTMENT GOAL

The Nasdaq Leaders Fund seeks long-term growth of capital.

INVESTMENT PHILOSOPHY

Through investment in select leading companies of the Nasdaq composite, the Fund attempts to capture the higher returns associated with faster-growing companies in prospering economic sectors. The Nasdaq is dominated by technology companies that may contribute to and benefit from stock market and economic growth in the near and long term. A portfolio of select leading companies of that broad market

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may provide the potential for higher returns (as well as higher volatility). The fund seeks to provide industry, sector, and market cycle exposure commensurate with that of the broad Nasdaq market, which is expected to result in greater exposure to technology and growth companies. Due to selectivity of only those companies considered most attractive, the Advisor expects the Fund, over the long-term, to generate incremental returns greater than that of the broad market.

PRINCIPAL INVESTMENT STRATEGIES

Each company selected for investment is subject to the Advisor's active disciplined research process. The Advisor applies a multi-factor approach based on fundamental measures the Advisor considers as predictive of superior performance in technology and growth companies. The qualities that the Advisor looks for include industry dominance, above average earnings momentum, positive earnings revision, positive earnings surprise, and above average return on equity, sales growth, and profit margin.

The companies identified as leading companies are screened further for their appropriateness in light of expected economic and market conditions. The companies selected are then subject to the process of portfolio optimization, a sophisticated technique used to achieve broad economic sector diversification and managed variability in line with the characteristics of the Nasdaq composite index. Due to the nature of industry exposure in the broad Nasdaq market, the fund may be more heavily concentrated (i.e., more than 25%) in certain industries, such as computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology.

The Fund invests primarily in equity securities of U.S. companies that have a market capitalization greater than $1 billion. Investments in common stock are emphasized, but the Fund may also buy other types of equity securities, including preferred stocks, convertible securities, or warrants. Although not principal investment strategies, the Fund may also invest in companies outside the Nasdaq universe and in foreign securities, including those of emerging markets, as well as sell securities short, use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by the Advisor to meet the Fund's investment goal.

Under normal conditions, the Fund will stay fully invested in accordance with its investment strategy. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash or cash equivalents in response to adverse market, economic, or political conditions. This may result in the Fund not achieving its investment goal.

The Advisor continuously monitors the fundamentals and business performance of each company and will replace a company whose fundamentals change materially with a more attractive company. Under normal market conditions, Fund turnover is not expected to exceed 50%. Less frequent trading leads to lower transaction costs, which could contribute to performance.

                                       9
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                             MID/SMALL ENHANCED FUND

INVESTMENT GOAL

The Mid/Small Enhanced Fund seeks long-term growth of capital.

INVESTMENT PHILOSOPHY

Through investment in select small and medium-size leading U.S. companies across a wide variety of industries, the Fund attempts to capture the higher returns associated with faster-growing, smaller companies in prospering economic sectors.

In managing the Fund, the Advisor takes an enhanced approach to broad market investing. By investing methodologically and consistently and in a disciplined manner in only the top few companies within each industry, the Fund seeks to outperform a passively managed fund that owns all companies in the Nasdaq Capitalization Weighted Index regardless of their level of attractiveness. As compared to most actively managed funds, the Fund seeks to capture the benefits of lower turnover, reduced management fees, and reduced risk.

The Advisor believes that exposure to the most attractive companies across a broad range of industries through both growth and value market cycles provides the best opportunity for long-term return in the small and medium-size company asset class. In the shorter term, the market's preference for any one sector or industry group fluctuates. Longer-term investors benefit from effective broad-based industry, sector, and market cycle exposure.

PRINCIPAL INVESTMENT STRATEGIES

In determining in which securities to invest, the Advisor seeks to identify the most attractive companies within each major industry. Industries are classified as growth or value based on fundamental characteristics. This classification is necessary because the fundamental measures predictive of superior performing companies are different for growth versus value industry groups. Value industries experience greater fluctuations related to the economy, while growth industries are less influenced by economic cycles. Companies in growth industries are evaluated on earnings growth, price momentum, and analyst sentiment. Companies in value industries are evaluated on their ability to generate cash flow, profit margin, and return on equity, and their price momentum, which helps identify those companies most likely to achieve earlier market recognition for their growth.

The companies identified as leading companies within their respective growth and value industry groups are screened further for their appropriateness in light of expected economic and market conditions. The companies selected are then subject to the process of portfolio optimization, a sophisticated technique used to achieve broad economic sector diversification and managed variability in line with the characteristics of the broad mid- and small-cap market.

The Fund invests primarily in equity securities of U.S. companies that have a market capitalization less than $10 billion. Investments in common stock are emphasized, but the Fund may also buy other types of equity securities, including preferred stocks, convertible securities, or warrants. Although not principal investment strategies, the Fund may also invest in larger companies and in foreign securities, including those of emerging markets, as well as sell securities short, use derivative instruments and related investment techniques to hedge equity exposure, for investment gain, or for other purposes considered appropriate by the Advisor to meet the Fund's investment goal.

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Under normal  conditions,  the Fund will stay fully invested in accordance  with its investment strategy. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash or cash equivalents in response to adverse market, economic, or political conditions. This may result in the Fund not achieving its investment goal.

The Advisor continuously monitors the fundamentals and business performance of each company and will replace a company whose fundamentals change materially with a more attractive company. Under normal market conditions, Fund turnover is not expected to exceed 50%. Less frequent trading leads to lower transaction costs, which could contribute to performance.

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                            COUNTRY OPPORTUNITY FUND

INVESTMENT GOAL

The Country Opportunity Fund seeks long-term growth of capital.

INVESTMENT PHILOSOPHY

Through investment in foreign companies of select developed and emerging foreign markets, the Fund attempts to achieve long-term performance in excess of the foreign market universe.

The Fund has a unique approach to investing internationally. The Advisor's research focuses on country selection, which empirical studies demonstrate is the key to earning competitive international returns. The Fund invests in leading companies selected from those foreign developed and emerging markets the Advisor identifies as most attractive, based on measures of valuation and economic growth. Such selectivity creates a greater potential for higher returns.

PRINCIPAL INVESTMENT STRATEGIES

The Advisor uses its proprietary country analysis methodology, analyzing each country's aggregate macroeconomic, company fundamental, and market sentiment measures, to determine which foreign markets are likely to generate the highest returns. The foreign markets most worthy of investment have higher forecasted GDP, lower valuation relative to growth, higher equity risk premiums, higher current account relative to GDP, and positive analyst sentiment.

After selecting countries for investment, the Advisor uses a global equity optimization process to invest in each country's leading companies across the industries driving economic growth. This sophisticated process enables the Advisor to develop a portfolio that captures substantially all of the combined top-ranked countries' stock market movements with only a few companies per selected country. The Fund invests in the "blue-chip" companies in each country. Each company must meet the Advisor's standards for market and industry representation, financial condition, credit rating, and liquidity. A minimum of 40% is invested in developed markets.

The Fund invests primarily in equity securities of foreign-domiciled, publicly traded companies worldwide. Equity securities include common stocks, depositary receipts, warrants, convertible bonds, debentures, and convertible preferred stocks.

Depending on the circumstances and opportunities that might arise, and given the volatile nature of foreign markets, the Fund may use country funds, futures, derivative instruments, or other securities as deemed appropriate by the Advisor in seeking to maximize the efficiency of its country selection process or hedge equity or currency exposure. Although not a principal investment strategy, the Fund may also sell securities short.

The Fund intends to be fully invested in accordance with its investment strategy. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash or cash equivalents in response to adverse market, economic, or political conditions. This may result in the Fund not achieving its investment goal.

The Fund sells a holding if another company provides more suitable country representation or if a country is no longer an attractive investment. Due to the longer-term nature of the country and stock selection criteria, the Fund expects to have a turnover rate of less than 50%. Less frequent trading leads to lower transaction costs, which could contribute to performance.

                               GLOBAL TITANS FUND

INVESTMENT GOAL

The Global Titans Fund seeks long-term growth of capital.

INVESTMENT PHILOSOPHY

Through investment in select large companies identified by the Advisor as global leaders, the Fund attempts to capture the long-term performance potential of companies and industries contributing to and benefiting from global economic growth. The Fund provides exposure to major world markets, including the U.S.

The world economy and capital markets are increasingly affected by an integration of markets for goods, services and capital. This trend leads us to examine mega-cap companies (those with market capitalization in excess of $10 billion) at a global industry level, rather than at a country level. The world's largest companies operate on a global rather than a national level. An investment research process for identifying leading global companies must therefore focus efforts first on identifying those industries that benefit from globalization.

PRINCIPAL INVESTMENT STRATEGIES

The Advisor's security selection approach is two-tiered. From the world equity universe, the Advisor first seeks to identify the industries that will grow at a rate in excess of that of global economic growth. These faster-growing industries exhibit fundamental characteristics such as rising profits, growing sales, and higher relative strength, and have behavioral dynamics in place for sustained growth over the long term. Within the selected industries, the Advisor then seeks to identify companies that exhibit industry dominance and potential for continued growth. These companies exhibit fundamental characteristics such as above average earnings momentum, positive earnings revision, positive earnings surprise, and above average return on equity, sales growth, and profit margin. The company selection process focuses on a universe of only the largest global companies, generally those with market cap in excess of $10 billion.

The companies identified as global leaders are then subject to the process of portfolio optimization, a sophisticated technique used to achieve broad economic sector diversification and managed variability in line with the characteristics of the broad world market.

The Fund invests primarily in equity securities of publicly traded companies worldwide that have a market capitalization greater than $10 billion. Equity securities include common stocks, depositary receipts, warrants, convertible bonds, debentures, and convertible preferred stocks. The companies may be domiciled in any market, and the Fund may invest in U.S., foreign developed, and emerging markets.

Depending on the circumstances and opportunities that might arise, and given the volatile nature of foreign markets, the Fund may use country funds, futures, derivative instruments, or other securities as deemed appropriate by the Advisor in seeking to hedge equity or currency exposure. Although not a principal investment strategy, the Fund may also sell securities short.

The Fund intends to be fully invested in accordance with its investment strategy. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash or cash equivalents in response to adverse market, economic, or political conditions. This may result in the Fund not achieving its investment goal.

The Advisor continuously monitors the fundamentals and business performance of each company and will replace a company whose fundamentals change materially with a more attractive company. Under normal market conditions, Fund turnover is not expected to exceed 50%. Less frequent trading leads to lower transaction costs, which could contribute to performance.

                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Funds that may adversely affect a Fund's net asset value or total return are discussed above in "An Overview of each Fund" These risks are discussed in more detail below.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

SMALL AND MEDIUM-SIZE COMPANIES RISK. Although each of the Funds may invest in the securities of small and medium-size companies, the Mid/Small Enhanced Fund will concentrate its investments in these types of securities. Investing in securities of small- and mid-capitalization companies involves greater risk than investing in larger companies, because smaller companies can be subject to more abrupt or erratic share price changes than can larger companies. Smaller companies typically have more limited product lines, markets, or financial resources than larger companies, and their management may be dependent on a limited number of key individuals. Smaller companies may have limited market liquidity, and their prices may be more volatile. These risks are greater when investing in the securities of newer small companies. As a result, small company stocks, and therefore a Fund, may fluctuate significantly more in value than will larger company stocks and mutual funds that focus on them.

FOREIGN SECURITIES RISK. Although each of the Funds may invest in foreign securities, the Country Opportunity Fund will focus its investments in the securities of foreign companies. The risk of investing in the securities of foreign companies is greater than the risk of investing in domestic companies. Some of these risks include: (1) unfavorable changes in currency exchange rates,
(2) economic and political instability, (3) less publicly available information,
(4) less strict auditing and financial reporting requirements, (5) less governmental supervision and regulation of securities markets, (6) higher transaction costs, and (7) greater possibility of not being able to sell securities on a timely basis. These risks are more pronounced when investing in foreign securities in emerging markets.

MULTIPLE LEVELS OF EXPENSE. To the extent that a Fund invests in another investment company it will be subject to its pro-rata share of that investment company's advisory and administrative expenses.

FIXED-INCOME SECURITIES - INTEREST AND CREDIT RISK. To the extent that any of the Funds invests a portion of its assets in fixed-income securities, a fundamental risk is that the value of fixed income securities will fall if interest rates rise. Generally, the value of a fixed income portfolio will decrease when interest rates rise. Under these circumstances, the Fund's NAV may also decrease. Also, fixed income securities with longer maturities generally entail greater risk than those with shorter maturities. In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed income securities and the market's perception of that issuer's ability to repay principal and interest when due can also affect the value of fixed income securities held by the Fund. The value of securities that are considered below investment grade, sometimes known as junk bonds, may be more volatile than the value of fixed income securities that carry ratings higher than "BB." For example, the market price of junk bonds may be more susceptible to real or perceived economic, interest rate or market changes, political changes or adverse developments specific to the issuer. It is not expected that the Funds will hold more than 25% of their assets in fixed-income securities rated below investment grade.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk, and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.

Specific risks associated with the use of derivatives include:

Credit and Counterparty Risk. If the issuer of, or the counterparty to, the derivative does not make timely principal, interest or other payment when due, or otherwise fulfill its obligations, a Fund could lose money on its investment. A Fund is exposed to credit risk, especially when it uses over-the-counter derivatives (such as swap contracts) or it engages to a significant extent in the lending of the Funds' securities or use of repurchase agreements.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which a Fund values them.

Management Risk. The Advisor may fail to use derivatives effectively. For example, the Advisor may choose to hedge or not to hedge at inopportune times. This will adversely affect the Funds' performance.

YEAR 2000 RISK. The Funds could be adversely affected if the computer systems used by the Advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Y2K Problem." This situation may negatively affect the companies in which the Funds invest and, by extension, the value of the Funds' shares. Although the Funds' service providers are taking steps to address this issue, there may still be some risk of adverse effects. To the extent the Funds invest in foreign companies, there will be a greater degree of Y2K Problem risk, because foreign countries are not as advanced in dealing with this issue as is the U.S.

                               INVESTMENT ADVISOR

Rochdale Investment Management Inc. is the investment advisor to the Funds. The Advisor is located at 570 Lexington Avenue, New York, NY 10022-6837. The Advisor currently manages assets of more than $800 million for individual and institutional investors. The Advisor provides advice on buying and selling securities and also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. For its services, each Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

                          [TO BE SUPPLIED BY AMENDMENT]

FUND MANAGERS

Mr. Carl Acebes and Mr. Garrett R. D'Alessandro are responsible for the day-to-day management of the Funds. Mr. Acebes has been the Advisor's Chairman and Chief Investment Officer since its founding. Mr. D'Alessandro is the Advisor's President, Chief Executive Officer, and Director of Research, and is a Chartered Financial Analyst. Mr. D'Alessandro joined the Advisor in 1986.

FUND EXPENSES

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Funds to ensure that each Fund's aggregate total annual fund operating expenses (excluding interest and tax expenses) will not exceed the limits set forth in the Expense Table. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. The Advisor may request this reimbursement if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursements) does not exceed the applicable limitation on Fund expenses. Rochdale is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. (After startup, each Fund is permitted to look for longer periods of four and five years.) The Trustees will review any such reimbursement. Each Fund must pay its current ordinary operating expenses before Rochdale is entitled to any reimbursement of fees and/or expenses.

                             SHAREHOLDER INFORMATION

BUYING AND SELLING SHARES

The Funds do not sell their shares directly to individual investors. Shares of the funds may be purchased only by separate investment accounts of participating insurance Companies. The Funds continuously sell their shares to each Company's separate accounts, without a sales charge, at the next net asset value per share determined after a proper purchase order is placed with the Company. Each Company submits purchase and redemption orders to the Funds based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests of their Contract owners, as set forth in the accompanying prospectus for the Contracts. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the Company.

                             PRICING OF FUND SHARES

The price of each Fund's shares is based on the Fund's net asset value. The net asset value of the Fund's shares is determined by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities it holds, plus any cash and other assets. The Fund's liabilities are fees and expenses it owes. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price paid by the Companies to buy Fund shares and the amount the Companies will receive when they sell Fund shares is based on the net asset value next calculated after their order is received in by the Transfer Agent.

The net asset value of each Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

All Funds will distribute dividends and capital gains to the Companies' Separate Accounts on an annual basis. Distributions are automatically reinvested in shares of the Fund making the distribution and not cash unless a Company elects to have distributions made in cash.

                                TAX CONSEQUENCES

The shares of the Funds may be purchased only through Company Contracts and the income, dividends or capital gains distributions from the Funds are taxable, if at all, to the participating Companies. For an explanation of the tax status and/or consequences of a variable annuity contract, variable life insurance contract or other investment product of an insurance company, please refer to the accompanying prospectus of your participating insurance company.

DISTRIBUTION ARRANGEMENTS

The Funds have adopted a distribution plan under Rule 12b-1. This rule allows the Funds to pay distribution fees for the sale and distribution of their shares and for services provided to their shareholders. The distribution and service fee is at an annual rate of 0.25% of each Fund's average daily net assets, which is payable to the Advisor, as Distributor. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

                               INVESTMENT ADVISOR

                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (212) 702-3500

                                   DISTRIBUTOR

                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                          New York, New York 10022-6837
                                 (212) 702-3500

                                    CUSTODIAN

                          [TO BE PROVIDED BY AMENDMENT]

                     TRANSFER AND DIVIDEND DISBURSING AGENT

                          [TO BE PROVIDED BY AMENDMENT]

                              INDEPENDENT AUDITORS

                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19103

                                  LEGAL COUNSEL

                            Lane Steven Bucklan, Esq.
                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                          New York, New York 10022-6837

                       ROCHDALE INVESTMENT INSURANCE TRUST
                              570 Lexington Avenue
                             New York, NY 10022-6837
                                  800-245-9888
                                www.rochdale.com



You can discuss your questions about the Funds, and request other information, including the Statement of Additional Information (SAI), Annual Report or Semi-Annual Report, free of charge, by calling the Funds at 800-245-9888 or visiting our Web site at www.rochdale.com. In the Funds' Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. The SAI provides detailed information about the Funds and is incorporated into this Prospectus by reference.

You can review and copy information about the Funds, including the Funds' reports and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-6009 (1-202-942-8090). You may also send email to the Commission requesting information at Publicinfo@sec.gov. You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.

     (Rochdale investment insurance trust's SEC Investment Company Act file number is -----------)

                       STATEMENT OF ADDITIONAL INFORMATION

                                     , 2000

                         ROCHDALE INSURANCE TRUST SERIES

                               NASDAQ LEADERS FUND
                         S&P MID/SMALLCAP ENHANCED FUND
                            COUNTRY OPPORTUNITY FUND
                               GLOBAL TITANS FUND

              EACH A SERIES OF ROCHDALE INVESTMENT INSURANCE TRUST
                              570 LEXINGTON AVENUE
                             NEW YORK, NY 10022-6837
                                 (212) 702-3500

This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated _________, 2000, as may be revised of the Rochdale Funds named above, which are series of Rochdale Investment Insurance Trust (the "Trust"). Rochdale Investment Management Inc. ("Rochdale") is investment advisor to the Funds. A copy of the Funds' Prospectus is available by calling the number listed above or (212) 633-9700.

                                TABLE OF CONTENTS

The Trust .............................................................      B-2
Investment Objectives and Policies ....................................      B-2
Investment Restrictions ...............................................     B-18
Distributions and Tax Information .....................................     B-19
Trustees and Executive Officers .......................................     B-23
The Funds' Investment Advisor .........................................     B-23
The Funds' Administrator ..............................................     B-24
The Funds' Distributor ................................................     B-24
Execution of Fund Transactions ........................................     B-25
Additional Purchase and Redemption Information ........................     B-27
Determination of Share Price ..........................................     B-29
Performance Information ...............................................     B-30
General Information ...................................................     B-30
Financial Statements ..................................................     B-31
Appendix A ............................................................     B-31
Appendix B ............................................................     B-33

                                    THE TRUST

Rochdale Investment Insurance trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on March 2, 2000. The Trust may consist of various series, which represent separate investment funds. This SAI relates only to the Funds listed on the cover page.

The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus for the Funds and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Funds sell their shares only to separate accounts of various insurance companies (the "Companies"). Shares are available to the public only through the purchase of certain variable annuity, variable life insurance or other insurance contracts ("Contract(s)") issued by the Companies.

                       INVESTMENT OBJECTIVES AND POLICIES

Each of the Funds has the investment objective of long-term capital appreciation. Each Fund is diversified, which under applicable federal law means that as to 75% of its total assets, not more than 5% may be invested in the securities of a single issuer and that it may hold no more than 10% of the voting securities of a single issuer. The following discussion supplements the discussion of the Funds' investment objective and policies as set forth in the Prospectus. There can be no assurance that the objective of any Fund will be attained.

CONVERTIBLE SECURITIES AND WARRANTS

The Funds may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.
Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund's entire investment therein).

INVESTMENT COMPANIES

Each Fund may under certain circumstances invest a portion of its assets in other investment companies, including money market funds. In addition to a Fund's advisory fee, an investment in an underlying mutual fund will involve payment by a Fund of its pro rata share of advisory and administrative fees charged by such fund.

SECURITIES LOANS

Each Fund is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of fund securities may not exceed one-half of the value of a Fund's total assets. In connection with such loans, a Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities, or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value plus accrued interest of the securities loaned. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institutions with which it has engaged in fund loan transactions breach their agreements with the Fund. The risks in lending fund securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by Rochdale to be of good standing and will not be made unless, in the judgment of Rochdale, the consideration to be earned from such loans justifies the risk.

SHORT SALES

Each Fund may seek to hedge investments or realize additional gains through short sales. Each Fund may make short sales, which are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which a Fund sold the security. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain the net proceeds of the short sale until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest, or expenses a Fund may be required to pay in connection with a short sale.

No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets.

Whenever a Fund engages in short sales, its custodian will segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily, provided that at no time will the amount segregated plus the amount deposited with the broker be less than the market value of the securities at the time they were sold short.

ILLIQUID SECURITIES

Each Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. Rochdale will monitor the amount of illiquid securities held by the Funds, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Funds' investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of fund securities, and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. Each Fund will generally enter into repurchase agreements of short duration, from overnight to one week, although the underlying securities generally have longer maturities. Each Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "Investment Company Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and a Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, Rochdale seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

WHEN-ISSUED SECURITIES

Each Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, a Fund makes no payment to the issuer and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While when-issued securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. Rochdale does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. A Fund will segregate liquid assets equal in value to commitments for when-issued securities, which reduces but does not eliminate leverage.

FIXED INCOME SECURITIES

Each Fund may invest in fixed income securities and hold such securities when Rochdale believes that opportunities for long-term capital growth exist. The Funds' investments in fixed income securities of domestic and foreign issuers are limited to corporate debt securities (bonds, debentures, notes, and other similar corporate debt instruments), and bills, notes and bonds issued by the U.S. Government, its agencies and instrumentalities.

The market value of fixed income securities is influenced significantly by changes in the level of interest rates. Generally, as interest rates rise, the market value of fixed income securities decreases. Conversely, as interest rates fall, the market value of fixed income securities increases. Factors which could result in a rise in interest rates, and a decrease in market value of fixed income securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit, or an increase in the price of commodities, such as oil. In addition, the market value of fixed income securities is influenced by perceptions of the credit risks associated with such securities. Credit risk is the risk that adverse changes in economic conditions can affect an issuer's ability to pay principal and interest.

Fixed income securities that will be eligible for purchase by the Funds include investment grade corporate debt securities, those rated BBB or better by
Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's). Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics.

The Funds reserve the right to invest in securities rated lower than BB by S&P or lower than Baa by Moody's. Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline proportionately more than a Fund consisting of higher-rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.

Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.

Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities.

U.S. GOVERNMENT SECURITIES. U.S. Government securities in which the Funds may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.

All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment. See Appendix A for a description of corporate bond ratings.

SHORT-TERM INVESTMENTS

Each Fund may invest in any of the following securities and instruments:

CERTIFICATES OF DEPOSIT, BANKER'S ACCEPTANCES AND TIME DEPOSITS. Each Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, each Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER AND SHORT-TERM NOTES. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by Rochdale to be of comparable quality. See Appendix B for a description of commercial paper ratings.

FOREIGN INVESTMENT AND CURRENCIES.

The Funds may invest in securities of foreign issuers that are not publicly traded in the United States. The Funds may also invest in Depositary Receipts, purchase and sell foreign currency on a spot basis, and enter into forward currency contracts (see "Forward Currency Contracts," below).

DEPOSITARY RECEIPTS. The Funds may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. The Funds may also hold American Depositary Shares ("ADSs"), which are similar to ADRs. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets.

RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

POLITICAL  AND  ECONOMIC  FACTORS.   Individual  foreign  economies  of  certain
countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

CURRENCY FLUCTUATIONS. The Funds may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's assets denominated in that currency. Such changes will also affect a Fund's income. The value of a Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

EURO CONVERSION. Several European countries adopted a single uniform currency known as the "Euro," effective January 1, 1999. The Euro conversion, that will take place over a several-year period, could have potential adverse effects on a Fund's ability to value its fund holdings in foreign securities, and could increase the costs associated with a Fund's operations. The Funds and Rochdale are working with providers of services to the Funds in the areas of clearance and settlement of trades to avoid any material impact on the Funds due to the Euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on a Fund.

MARKET CHARACTERISTICS. Rochdale expects that many foreign securities in which a Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. Though growing, they usually have substantially less volume than U.S. markets, and a Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

TAXES. The interest and dividends payable on some of a Fund's foreign fund securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

COSTS. To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

EMERGING MARKETS. Some of the securities in which a Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

OPTIONS AND FUTURES STRATEGIES

Each Fund may purchase put and call options, engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, a Fund may engage in the purchase and sale of options on securities and stock indices, index future contracts and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. The Funds will not engage in such transactions for the purposes of speculation or leverage.

OPTIONS ON SECURITIES. To hedge against adverse market shifts, a Fund may purchase put and call options on securities held in its fund. In addition, a Fund may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its fund investments through writing (that is, selling) "covered" put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as a Fund is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by a Fund will not exceed 25% of the Fund's total assets. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it segregates liquid assets that are acceptable to the appropriate regulatory authority.

Each Fund may purchase options on securities that are listed on securities exchanges or that are traded over-the-counter ("OTC"). As the holder of a put option, a Fund has the right to sell the securities underlying the option, and as the holder of a call option, a Fund has the right to purchase the securities underlying the option, in each case at the option's exercise price at any time prior to, or on, the option's expiration date. A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, a Fund would sell an option of the same series as the one it has purchased.

A Fund receives a premium when it writes call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. A Fund receives a premium when it writes put options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods, a Fund will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

In purchasing a put option, a Fund seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, a Fund seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, a Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by a Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause a Fund's net asset value to be subject to more frequent and wider fluctuations than would be the case if the Fund did not invest in options.

OTC OPTIONS. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by Rochdale and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Each Fund may purchase and write OTC put and call options in negotiated transactions. The staff of the SEC has previously taken the position that the value of purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities and, as such, are to be included in the calculation of a Fund's 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. A Fund will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that a Fund has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, a Fund will count as illiquid only the initial formula price minus the option's intrinsic value. Each Fund will enter into such contracts only with primary U.S. Government securities dealers recognized by Federal Reserve Banks. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which a Fund enters into repurchase agreements.

STOCK INDEX OPTIONS. In seeking to hedge all or a portion of its investment, a Fund may purchase and write put and call options on stock indices listed on securities exchanges.

A stock index measures the movement of a certain group of stocks by assigning relative values to the securities included in the index. Options on stock indices are generally similar to options on specific securities. Unlike options on specific securities, however, options on stock indices do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

When a Fund writes an option on a stock index, it will segregate liquid assets in an amount equal to the market value of the option, and will maintain liquid assets with a value sufficient at all times to cover its potential obligations while the option is open.

Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If a Fund writes a stock index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of a Fund to engage in closing purchase transactions with respect to stock index options depends on the existence of a liquid secondary market. Although a Fund generally purchases or writes stock index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when a Fund desires to engage in such a transaction.

RISKS RELATING TO PURCHASE AND SALE OF OPTIONS ON STOCK INDICES. Purchase and sale of options on stock indices by a Fund are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in a Fund's fund correlate with price movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or writing of an option on a stock index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the ability of Rochdale to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event Rochdale is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

Stock index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in stock index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the Fund. However, it will be each Fund's policy to purchase or write options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

FUTURES CONTRACTS. Each Fund may purchase and sell stock index futures contracts and interest rate futures contracts ("futures contracts"). The purpose of the acquisition or sale of a futures contract by a Fund is to hedge against fluctuations in the value of its fund without actually buying or selling securities. The futures contracts in which a Fund may invest have been developed by and are traded on national commodity exchanges. A Fund may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery.

The purpose of trading futures contracts is to protect a Fund from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of a Fund's investment securities will exceed the value of the futures contracts sold by it, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets. No consideration is paid or received by a Fund upon trading a futures contract. Instead, upon entering into a futures contract, a Fund is required to deposit an amount of cash or U.S. Government securities generally equal to 10% or less of the contract value. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to a Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Each short position in a futures contract entered into by a Fund is secured by the Fund's ownership of underlying securities. A Fund does not use leverage when it enters into long futures contracts; the Fund segregates, with respect to each of its long positions, liquid assets having a value equal to the underlying commodity value of the contract.

Each Fund may trade futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Each Fund intends to comply with CFTC regulations and avoid "commodity pool operator" or "commodity trading advisor" status. These regulations require that a Fund use futures positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of a Fund's fund.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. There are several risks in using futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indices or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's fund diverges from the securities included in the applicable stock index. It is possible that a Fund might sell stock index futures contracts to hedge against a decline in the market, only to have the market advance and the value of securities held by the Fund decline. If this occurred, a Fund would lose money on the contracts and also experience a decline in the value of its fund securities. While this could occur, Rochdale believes that over time the value of a Fund will tend to move in the same direction as the market indices and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indices whose movements they believe will have a significant correlation with movements in the value of the fund securities sought to be hedged.

Successful use of futures contracts by a Fund is subject to the ability of Rochdale to predict correctly movements in the direction of the market. If a Fund has hedged against the possibility of a decline in the value of the stocks it holds and stock prices increase instead, the Fund would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

LIQUIDITY OF FUTURES CONTRACTS. Each Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by a Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and the Fund realizes a loss or a gain. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although each Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the fund being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Investments in futures contracts by their nature tend to be more short-term than other securities investments made by a Fund. A Fund's ability to make such investments, therefore, may result in an increase in fund activity and thereby may result in the payment of additional transaction costs.

FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

SWAP CONTRACTS

TYPES OF SWAPS. The Funds may use the following: (i) Long equity swap contracts: where a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities;
(ii) Short equity swap contracts: where a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; (iii) Contracts for differences: equity swaps that contain both a long and short equity component; (iv) Interest rate swap contracts: where a Fund exchanges fixed interest payments for floating payments or vice versa;
(v) Currency swap contracts: where a Fund exchanges one currency for another at a forward exchange rate; and (vi) other similar contractual agreements to exchange credit obligations.

USES. The Funds may use swaps for (i) various reasons, including, but not limited to traditional hedging purposes - short equity swap contracts used to hedge against an equity risk already present in a Fund; (ii) anticipatory purchase hedging purposes - where a Fund that anticipates significant cash purchase transactions enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes - where a Fund that expects significant demand for redemptions enters into short equity swap contracts, to allow it to dispose of securities in a more orderly fashion; (iv) direct investment - where a Fund purchases (particularly long equity swap contracts in place of investing directly in securities; (v) risk management where a Fund uses equity swap contracts to adjust the weight of the Fund to a level the Advisor feels is the optimal exposure to individual markets, sectors and equities or where the Fund uses currency swap contracts to capture inefficiencies in foreign exchange rates or to minimize exposure to the purchase price of a foreign security held by the Fund or where a Fund uses interest rate swap contracts to exchange a disadvantageous interest rate (whether floating or fixed) for a different interest rate.

LIMITATIONS ON USE. There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirement of a Fund.

                             INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act.

A Fund may not:

1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of fund securities, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

2. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of total assets (at the lower of cost or fair market value; any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings and no investments may be made while any borrowings are in excess of 5% of total assets).

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities, except that this restriction does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its Fund securities.

4. Purchase or sell real estate, or commodities or commodity contracts, except that a Fund may purchase or sell currencies (including forward currency exchange contracts), futures contracts, and related options.

5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities and except with respect to the Nasdaq Leaders Fund which may be more heavily concentrated (i.e., more than 25%) in certain industries, such as computer hardware and software, telecommunications, retail/wholesale trade, and biotechnology

6. Issue senior securities, as defined in the Investment Company Act except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, (b) entering into repurchase transactions, or (c) engaging in options or futures transactions.

7. Invest in any issuer for purposes of exercising control or management.

8. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. A Fund may not:

9. Invest in securities of other investment companies except as provided for in the Investment Company Act.

10. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable, and repurchase agreements with more than seven days to maturity.

If a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing and illiquid securities, or as otherwise specifically noted.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually by the Funds to the Companies separate accounts. Annual distributions of any undistributed net investment income by the Funds is expected on or about December 31 of each year. Any net capital gains realized through the one-year period ended October 31 of each year will also be distributed by December 31 of each year.

Distributions are automatically reinvested in shares of the Fund making the distribution and not cash unless a Company elects to have distributions made in cash.

Each distribution by a Fund will be accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions made during the preceding calendar year.

TAX INFORMATION

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets, and timing of distributions. It is each Fund's policy to distribute to the Companies separate accounts, all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

Each Fund's ordinary income generally consists of interest, dividend income and income from short sales, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry forward of the Fund.

Each Fund may write, purchase, or sell certain options, futures, and foreign currency. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles," may also affect the taxation of a Fund's transactions in options, futures, and foreign currency contracts. Under Section 1092 of the Code, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains, regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November, or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of a Fund's shares may be subject to withholding of federal income tax at the current maximum federal tax rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Each Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

If more than 50% of the value of a Fund's total assets at the close of the taxable year consists of stock or securities in foreign corporation, the Fund may elect to pass through to shareholders the right to take the credit for any foreign taxes paid by the Fund. If a Fund does not qualify for or does not make the election, only the Fund and not the shareholder may take the credit.

Generally,  a credit  for  foreign  taxes  may not  exceed  the  portion  of the shareholder's  U.S.  federal  income  tax  (determined  without  regard  to  the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of distributions paid by a Fund from foreign source income will be treated as foreign source income. A Fund's gains from the sale of securities will generally be treated as derived from U.S. sources, and certain currency fluctuation gains and losses, including fluctuation gains from foreign currency denominated debt securities, receivables and payables will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from a Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of foreign income taxes paid by a Fund even if the Fund is eligible and makes the election to pass through those credits.

The use of hedging strategies, such as entering into forward contracts, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

Any security or other position entered into or held by a Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Funds that may mitigate the effects of the straddle rules.

Certain forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency forward contracts is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss. Each Fund will not be subject to corporate income tax in the State of Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts, and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income. In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their dates of birth and affiliations and principal occupations for the past five years are set forth below.

[Information on Trustees To Be Supplied By Amendment]

* Indicates an "interested person" of the Trust as defined in the Investment Company Act.

Disinterested Trustees receive an annual retainer of _________and a fee of _______for each regularly scheduled meeting. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits are received by any Trustee or officer from the Funds or any other fund of the Trust.

                          THE FUNDS' INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Funds by Rochdale Investment Management Inc. ("Rochdale" or the "Advisor"), pursuant to an Investment Advisory Agreement ("Advisory Agreement").

The Advisory Agreement continues in effect after its initial two year term from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of Funds to which the Advisory Agreement applies, and (2) a majority of the Trustees who are not interested persons of any party to the

Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either Fund or Rochdale upon sixty days' written notice and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

The Advisor has agreed to reduce fees payable to it or reimburse the Fund's operating expenses to the extent necessary to limit the Fund's ratio of operating expenses to average net assets to no more than 2.50% annually. Any such reduction of fees or payment of expenses may be subject to reimbursement by the Fund within the following three years provided that the Fund is able to do so and remain in compliance with applicable expense limitations then in effect.

                            THE FUNDS' ADMINISTRATOR

[This Information To Be Supplied]

The Funds have entered into an administration services agreement with------------. It provides administration services to mutual funds with assets of approximately ------billion. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required notice filings necessary to maintain each Fund's ability to sell shares in all states where the Funds currently do or intend to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Funds' servicing agents (e.g., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives from the Funds a total annual fee, paid monthly, in the amount of---------------.

                             THE FUNDS' DISTRIBUTOR

Rochdale also acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distribution Agreement between the Funds and Rochdale will continue in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund to which the Distribution Agreement applies (as defined in the Investment Company Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act. The Plan provides that each Fund will pay a fee to the Distributor at the annual rate of up to 0.25% of the average daily net assets of the Fund. The Trustees have determined that no fees will be payable under the Plan during the year 2000. The fee is paid to the Distributor as reimbursement for or in anticipation of, expenses incurred for distribution related activities. Expenses permitted to be paid by the Funds under their Plan include: preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares; payments to financial intermediaries for shareholder support, administrative and accounting services with respect to the shareholders of the Funds; and such other expenses as may be approved from time to time by the Board of Trustees.

The Plan allows excess distribution expenses to be carried forward by the Distributor and resubmitted for payment by a Fund in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

                         EXECUTION OF FUND TRANSACTIONS

Pursuant to the Advisory Agreement, Rochdale will determine which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute its fund transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of Rochdale, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of fund securities for each Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which a Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing fund transactions, Rochdale will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available.

The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to Rochdale that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. Rochdale considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Fund transactions may be placed with broker-dealers who sell shares of a Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is each Fund's general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute fund transactions for a Fund, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Funds, other funds of the Trust or to Rochdale, even if the specific services were not imputed just to the Funds and may be useful to Rochdale in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by Rochdale to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of Rochdale's overall responsibilities to a Fund.

Investment decisions for each Fund will be made independently from those of other client accounts or mutual funds managed or advised by Rochdale. Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts or other Funds. In such event, the position of the Fund and such client account(s) or other Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or other Funds seek to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as is desired, or may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or other Funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security will be allocated between such Fund and all such client accounts or other Funds in a manner deemed equitable by Rochdale, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

The Funds do not place securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of a Fund for their customers.

Subject to overall requirements of obtaining the best combination of price, execution and research services on a particular transaction, the Funds may place eligible fund transactions through their affiliated broker-dealer, Rochdale Securities Corporation, under procedures adopted by the Board of Trustees pursuant to the Investment Company Act and related rules.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

Fund Shares of the Funds can only be purchased by the separate accounts of Insurance Companies.

The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives the order from the Insurance Company in proper form as discussed in the Funds' Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive the order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. Orders are in proper form only after funds are converted to U.S. funds.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

If you are considering redeeming, exchanging or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 days after the purchase date.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds' shares, (ii) to reject purchase orders in whole or in part when in the judgment of Rochdale such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts, for employees of Rochdale or under circumstances where certain economies can be achieved in sales of a Fund's shares.

HOW TO SELL SHARES

Fund Shares can be sold only by Insurance Company Separate Accounts.

SIGNATURE GUARANTEES

If you sell shares having a net asset value of ___________or greater, a signature guarantee is required. Certain other transactions also require a signature guarantee. The Funds may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Rochdale for details.

Signature guarantees may be obtained from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings institution. A notary public cannot provide a signature guarantee.

DELIVERY OF REDEMPTION PROCEEDS

Payments to the Companies for shares of a Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of fund securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund's shareholders. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

At various times, a Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's fund securities at the time of redemption or repurchase.

REDEMPTIONS-IN-KIND

Each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of fund securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

                          DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the net asset value and offering price of shares of each Fund will be determined once daily at the close of public trading on the NYSE, normally 4:00 p.m., Eastern time, on each day the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Each Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its fund securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may also be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

In valuing each Fund's assets for calculating net asset value, readily marketable fund securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.

Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation; and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

From time to time, a Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rates of return over the most recent year and the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time. A Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated periods, according to the following formula:

                n
          P(1+T)  = ERV

Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

A Fund's total return may be compared to relevant domestic and foreign indices, including those published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of a Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

                               GENERAL INFORMATION

Investors in a Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.

[to be supplied by amendment]_______, actsas Custodian of the securities and other assets of the Funds.

[to be supplied by amendment]______acts as the Funds' transfer and shareholder service agent.

[to be supplied by amendment], is the independent auditor for the Trust.

Lane Steven Bucklan, Esq., Rochdale Investment Management Inc., 570 Lexington Avenue, New York, NY 10022, is legal counsel to the Trust.

The Trust was organized as a Delaware business trust on March 2, 2000. The Agreement and Declaration of Trust permits the Board of Trustees to issue a limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

                              FINANCIAL STATEMENTS

[TO BE SUPPLIED BY AMENDMENT]

                                   APPENDIX A
                             CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICES, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation or protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as supper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas, it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in the higher-rated categories.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

Prime-1: Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                       ROCHDALE INVESTMENT INSURANCE TRUST
                                    FORM N-1A
                                     PART C

Item 23.  Financial Statements and Exhibits.

          (a)  Statement of Assets and Liabilities
               Notes to Financial Statements
               (To be filed by Amendment)

          (b)  Exhibits:

               (1)  Agreement and Declaration of Trust
               (2)  By-Laws
               (3)  Voting Trust Agreement -- Not applicable
               (4)  Specimen Share Certificate-1
               (5)  Form of Investment Advisory Agreement
               (6)  Form of Distribution Agreement
               (7)  Benefit Plan -- Not applicable
               (8)  Form of Custodian and Transfer Agent Agreements-1
               (9)  Form of Administration Agreement-1
               (10) Consent and Opinion of Counsel as to legality of shares-1
               (11) Consent of Accountants-1
               (12) All  Financial   Statements  omitted  from  Item  23  -- Not
                    applicable
               (13) Letter of Understanding relating to initial capital-1
               (14) Model Retirement Plan Documents - Not applicable
               (15) Form of Plan pursuant to Rule 12b-1-not applicable
               (16) Schedule for Computation of Performance Quotations-1

1 To be filed by Amendment

Item 24.  Persons Controlled by or under Common Control with Registrant.

     As of the date of this Amendment to the Registration Statement, Rochdale Investment Management serves as the Investment Advisor for Registrant and this may be deemed to be under common control.

Item 25.  Indemnification

Article VII, Section 2 of the Trust's Declaration of Trust provides as follows:

     The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Item 26.  Business and Other Connections of Investment Adviser.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV as amended, File No. 801-27265.

Item 27.  Principal Underwriters.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

                            Rochdale Investment Trust

     (b) The following information is furnished with respect to the officers and directors of Rochdale Investment Management, Inc.:


(b) The following information is furnished with respect to the officers and directors of the Advisor and Underwriter. Each such person's principal business address is 570 Lexington Avenue, New York, NY 10022.

                          Position and Offices              Position
Name and Principal        with Principal                    and Offices
Business Address          Underwriter                       with registrant
----------------          -----------                       ---------------
Carl Acebes               Chairman and Chief Investment     None
Trustee                   Officer

Garrett R. D'Alessandro   President and Chief Executive     President,
Secretary                 Officer                           & Treasurer

Peter J. McGough          Vice President                    None

Andrew Miranda            Vice President & Controller       None

     (c) Not applicable.

Item 28.  Location of Accounts and Records.

     The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession [To Be Supplied By Amendment], except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)
(iii).  (4), (5), (6), (7), (9), (10) and (11) of Rule  31a-1(b)),  which,  with respect to portfolio transactions are kept by the Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at _____________________.

Item 29.  Management Services.

     There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings

     The registrant undertakes to file a post-effective amendment with unaudited financial statements within four to six months from the effective date of the Registration Statement, as such requirement and time periods are interpreted by the staff of the Division of Investment Management.

     The registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on March 13, 2000.

                                   ROCHDALE INVESTMENT TRUST

                                   By: /s/ Garrett R. D'Alessandro
                                       ---------------------------
                                       Garrett R. D'Alessandro
                                       President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Lane Bucklan                   Trustee             March 13, 2000
-----------------------------
Lane Bucklan

/s/ Garrett R. D'Alessandro        Principal           March 13, 2000
-----------------------------
Garrett R. D'Alessandro
Principal Financial Officer